                       SUPPLEMENT DATED FEBRUARY 18, 2011

                  TO THE PROSPECTUS DATED DECEMBER 31, 2010 FOR

              NEW YORK LIFE LIFETIME WEALTH VARIABLE UNIVERSAL LIFE

             TO THE PROSPECTUSES DATED MAY 1, 2010, AS AMENDED, FOR

                NEW YORK LIFE VARIABLE UNIVERSAL LIFE ACCUMULATOR
         NEW YORK LIFE SURVIVORSHIP VARIABLE UNIVERSAL LIFE ACCUMULATOR
           FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
                   NYLIAC SURVIVORSHIP VARIABLE UNIVERSAL LIFE
  NEW YORK LIFE LEGACY CREATOR SINGLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
                     NYLIAC VARIABLE UNIVERSAL LIFE PROVIDER
                       NYLIAC VARIABLE UNIVERSAL LIFE 2000
             NYLIAC SINGLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

             TO THE PROSPECTUSES DATED MAY 1, 2008, AS AMENDED, FOR

                NYLIAC PINNACLE VARIABLE UNIVERSAL LIFE INSURANCE
         NYLIAC PINNACLE SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

                                  INVESTING IN

                NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

     This supplement amends the December 31, 2010, May 1, 2010 and the May 1, 2008 prospectuses (the "Prospectuses") for the above referenced New York Life variable universal life policies (the "policies"). You should read this information carefully and retain this supplement for future reference together with the Prospectuses. This supplement is not valid unless it is read in conjunction with the Prospectuses. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.

     The purpose of this supplement is to note the redomiciliation and change of corporate form of the MainStay VP Series Fund, Inc. from a Maryland corporation to a Delaware statutory trust.

     Keeping this purpose in mind, please note the following:

          As of April 29, 2011, all references in the Prospectuses to the "MainStay VP Series Fund, Inc." shall be removed and replaced with "MainStay VP Funds Trust."

                              ---------------------
                 New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                                51 Madison Avenue
                            New York, New York 10010

                       SUPPLEMENT DATED FEBRUARY 18, 2011

     TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2010 FOR

              NEW YORK LIFE LIFETIME WEALTH VARIABLE UNIVERSAL LIFE

        TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2010 FOR

                NEW YORK LIFE VARIABLE UNIVERSAL LIFE ACCUMULATOR
         NEW YORK LIFE SURVIVORSHIP VARIABLE UNIVERSAL LIFE ACCUMULATOR
           FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
                   NYLIAC SURVIVORSHIP VARIABLE UNIVERSAL LIFE
  NEW YORK LIFE LEGACY CREATOR SINGLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
                     NYLIAC VARIABLE UNIVERSAL LIFE PROVIDER
                       NYLIAC VARIABLE UNIVERSAL LIFE 2000
             NYLIAC SINGLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

  TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2008, AS AMENDED, FOR

                NYLIAC PINNACLE VARIABLE UNIVERSAL LIFE INSURANCE
         NYLIAC PINNACLE SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

                                  INVESTING IN

                NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

     This supplement amends the December 31, 2010, May 1, 2010 and the May 1, 2008 Statement of Additional Information (the "SAI") for the above referenced New York Life variable universal life policies (the "policies"). You should read this information carefully and retain this supplement for future reference together with the SAIs. This supplement is not valid unless it is read in conjunction with the SAI. All capitalized terms used but not defined herein have the same meaning as those included in the SAI.

     The purpose of this supplement is to note the redomiciliation and change of corporate form of the MainStay VP Series Fund, Inc. from a Maryland corporation to a Delaware statutory trust.

     Keeping this purpose in mind, please note the following:

          As of April 29, 2011, all references in the SAIs to the "MainStay VP Series Fund, Inc." shall be removed and replaced with "MainStay VP Funds Trust."

                              ---------------------
                 New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                                51 Madison Avenue
                            New York, New York 10010